Fair Value of Financial Assets and Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
4. Fair Value of Financial Assets and Liabilities
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Fair Value Measurements as of March 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents—money market funds	$46,490	$—	$—	$46,490
Convertible note receivable	—	—	2,392	2,392

	$46,490	$—	$2,392	$48,882

Liabilities:
Contingent stock consideration	$—	$—	$1,565	$1,565
Acquisition-related contingent consideration obligations	—	—	237,071	237,071
Warrant liability—Sponsor Warrants	—	—	27,200	27,200
Warrant liability—Public Warrants	19,694	—	—	19,694

	$19,694	$—	$265,836	$285,530

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents—money market funds	$36,700	$—	$—	$36,700
Convertible note receivable	—	—	2,488	2,488

	$36,700	$—	$2,488	$39,188

Liabilities:
Acquisition-related contingent consideration obligations	$—	$—	$232,222	$232,222
Warrant liability—Sponsor Warrants	—	—	13,600	13,600
Warrant liability—Public Warrants	12,362	—	—	12,362

	$12,362	$—	$245,822	$258,184

During the three months ended March 31, 2022 and 2021, there were no transfers between Level 1, Level 2 and Level 3.
The Company’s cash equivalents consisted of money market funds. The money market fund was valued using inputs observable in active markets for similar securities, which represents a Level 1 measurement in the fair value hierarchy.
The carrying values of accounts receivable, accounts payable, deferred revenue and other current liabilities approximate fair value in the accompanying condensed consolidated financial statements due to the short-term nature of those instruments.
Valuation of Contingent Consideration
The fair value measurement of the contingent consideration obligations is determined using Level 3 inputs and is based on a probability-weighted
income approach. The measurement is based upon unobservable inputs supported by little or no market activity based on the Company’s own assumptions.
The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using Level 3 inputs as of March 31, 2022 and December 31, 2021:

	Balance as of December 31, 2021	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of March 31, 2022
Liabilities:
Contingent stock consideration	$—	$—	$—	$1,565	$1,565
Acquisition-related contingent consideration obligations	232,222	—	—	4,849	237,071

	$232,222	$—	$—	$6,414	$238,636

	Balance as of December 31, 2020	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2021
Liabilities:
Acquisition-related contingent consideration obligations	$273,367	$—	$—	$(41,145)	$232,222
The fair value of the liability to make potential future milestone and earn-out
payments was estimated by the Company at each reporting date based, in part, on the results of a third-party valuation using a discounted cash flow analysis based on various assumptions, including the probability of achieving specified events, discount rates, and the period of time until earn-out
payments are payable and the conditions triggering the milestone payments are met. The actual settlement of contingent consideration could differ from current estimates based on the actual occurrence of these specified events.
At each reporting date, the Company revalues the contingent consideration obligation to estimated fair value and records changes in fair value as income or expense in the Company’s condensed consolidated statement of operations. Changes in the fair value of the contingent consideration obligations may result from changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability assumptions with respect to the likelihood of achieving the various contingent consideration obligations. The Company has classified all of the contingent consideration as a long-term liability in the condensed consolidated balance sheet as of March 31, 2022 and December 31, 2021. See Note 9, “Commitment and Contingencies”, for more information on contingent consideration.
Valuation of Preferred Stock Warrant Liability
The warrant liability at March 31, 2022 is composed of the fair value of warrants to purchase shares of Class A Common Stock. The private placement warrants assumed upon the Business Combination (the “Sponsor Warrants”) were recorded at the Closing Date fair value based on a Black-Scholes option pricing model that utilizes inputs for: (i) value of the underlying asset, (ii) the exercise price, (iii) the risk-free rate, (iv) the volatility of the underlying asset, (v) the dividend yield of the underlying asset and (vi) maturity. The Black-Scholes option pricing model’s primary unobservable input utilized in determining the fair value of the Sponsor Warrants is the expected volatility of the Class A Common Stock. Inputs to the Black-Sholes option pricing model for the Sponsor Warrants are updated each reporting period to reflect fair value. The public warrants assumed upon the Business Combination (the “Public Warrants”) were recorded at the closing date fair value based on the close price of such warrants. Each subsequent reporting period, the Public Warrants are marked-to-market
based on the
period-end
close price.
As of March 31, 2022 and December 31, 2021, the fair value of the warrant liabilities was $46,894 and $25,962, respectively. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the estimated remaining term of the warrants.
The following table provides a roll-forward of the aggregate fair values of the Company’s warrant liabilities for which fair values are determined using Level 3 inputs:

Balance as of December 31, 2020	$76,640
Gain recognized in earnings from change in fair value	(13,482)
Warrant liability assumed at Closing Date (Sponsor Warrants)	34,764
Warrant liability assumed at Closing Date (Public Warrants)	24,438
Reclassification of Legacy Celularity Warrants to equity	(96,398)

Balance as of December 31, 2021	$25,962

Balance as of December 31, 2021	$25,962
Loss recognized in earnings from change in fair value	20,932

Balance as of March 31, 2022	$46,894

The fair value of the Public Warrants was $19,694 and $12,362 as of March 31, 2022 and December 31, 2021, respectively, based on the publicly stated closing price. The fair value of the Sponsor Warrants was $27,200 and $13,600 as of March 31, 2022 and December 31, 2021, respectively. Significant inputs for the Sponsor Warrants are as follows:

	March 31, 2022	December 31, 2021
Common share price	$8.71	$5.12
Exercise price	$11.50	$11.50
Dividend yield	0%	0%
Term (years)	4.3	4.5
Risk-free interest rate	2.43%	1.19%
Volatility	53.0%	63.0%
Valuation of the Convertible Note Receivable
The convertible note receivable was received in connection with the disposition of the UltraMIST/MIST business in 2020. At any time on or after January 1, 2021, at the sole discretion of the Company, amounts outstanding under the convertible note receivable (including accrued interest) may be converted into Sanuwave common stock at a defined rate. The convertible promissory note was to be paid on or before August 6, 2021, however, remains outstanding in full at March 31, 2021 As of March 31, 2022 and December 31, 2021, the Company utilized Level 3 inputs on a probability weighted model based on outcomes of a default, repayment and conversion of the note. The measurement is based upon unobservable inputs supported by little or no market activity based on the Company’s own assumptions.
Significant inputs for the convertible note valuation model are as follows:

	March 31, 2022	December 31, 2021
Face value	$4,000	$4,000
Coupon rate	12% - 17%	12% - 17%
Stock price	$0.10	$0.17
Term (years)	.51 - 1.17	.7 - 3.19
Risk-free interest rate	1.07%	0.29%
Volatility	n/a	n/a
Valuation of the Contingent Stock Consideration
The contingent stock consideration liability at March 31, 2022, is comprised of the fair value of potential future issuance of Class A Common Stock to CariCord participating shareholders pursuant to a settlement agreement signed during the year ended December 31, 2021 (see Note 9). The fair value measurement of the contingent stock consideration obligation is determined using Level 3 inputs and is based on a probability-weighted
expected return methodology (“PWERM”). The measurement is largely based upon unobservable inputs supported by little or no market activity based on the Company’s own assumptions.
The following table presents a reconciliation of the contingent stock consideration obligation measured on a recurring basis using Level 3 inputs as of March 31, 2022 and December 31, 2021:

	Balance as of December 31, 2021	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of March 31, 2022
Liabilities:
Contingent stock consideration	$—	$—	$—	$1,570	$1,570
The fair value of the liability to issue future shares of Class A Common Stock was estimated by the Company at each reporting date based on the results of a third-party valuation using a PWERM based on various inputs and assumptions, including the Company’s common share price, discount rates, and the probability of achieving specified future operational targets. The actual settlement of contingent stock consideration could differ from current estimates based on the actual achievement of these specified targets and movements in the Company’s common share price.
At each reporting date, the Company revalues the contingent stock consideration obligation to estimated fair value and records changes in fair value as income or expense in the Company’s condensed consolidated statement of operations. Changes in the fair value of the contingent stock consideration obligation may result from changes in discount rates, changes in the Company’s common share price, and changes in probability assumptions with respect to the likelihood of achieving specified operational targets. The Company has classified all of the contingent stock consideration as a long-term liability in the condensed consolidated balance sheet as of March 31, 2022. See Note 9, “Commitments and Contingencies”, for more information on contingent stock consideration.

4.
Fair Value of Financial Assets and Liabilities
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds	$36,700	$—	$—	$36,700
Convertible note receivable	—	—	2,488	2,488

	$36,700	$—	$2,488	$39,188

Liabilities:
Contingent consideration obligations	$—	$—	$232,222	$232,222
Warrant liability — Sponsor Warrants	—	—	13,600	13,600
Warrant liability — Public Warrants	12,362	—	—	12,362

	$12,362	$—	$245,822	$258,184

	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds	$45,000	$—	$—	$45,000
Convertible note receivable	—	—	4,715	4,715

	$45,000	$—	$4,715	$49,715

Liabilities:
Contingent consideration obligations	—	—	273,367	273,367
Preferred stock warrants	—	—	76,640	76,640

	$—	$—	$350,007	$350,007

During the years ended December 31, 2021 and 2020, there were no transfers between Level 1, Level 2 and Level 3.
The Company’s cash equivalents consisted of a money market fund. The money market fund was valued using inputs observable in active markets for similar securities, which represents a Level 1 measurement in the fair value hierarchy. The carrying values of accounts receivable, accounts payable, deferred revenue and other current liabilities approximate fair value in the accompanying consolidated financial statements due to the short-term nature of those instruments.

Valuation of Contingent Consideration
The fair value measurement of the contingent consideration obligations is determined using Level 3 inputs and is based on a probability-weighted income approach. The measurement is based upon unobservable inputs supported by little or no market activity based on the Company’s own assumptions.
The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using Level 3 inputs as of December 31, 2021 and 2020:

	Balance as of December 31, 2020	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2021
Liabilities:
Contingent consideration obligations	$273,367	$—	$—	$(41,145)	$232,222

	Balance as of December 31, 2019	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2020
Liabilities:
Contingent consideration obligations	$328,933	$—	$—	$(55,566)	$273,367
The fair value of the liability to make potential future milestone and earn-out payments
was estimated by the Company at each reporting date based, in part, on the results of a third-party valuation using a discounted cash flow analysis based on various assumptions, including the probability of achieving specified events, discount rates, and the period of time until earn-out payments
are payable and the conditions triggering the milestone payments are met. The actual settlement of contingent consideration could differ from current estimates based on the actual occurrence of these specified events.
At each reporting date, the Company revalues the contingent consideration obligation to estimated fair value and records changes in fair value as income or expense in the Company’s consolidated statement of operations. Changes in the fair value of the contingent consideration obligations may result from changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability assumptions with respect to the likelihood of achieving the various contingent consideration obligations. The Company has classified all of the contingent consideration as a long-term liability in the consolidated balance sheet as of December 31, 2021 and 2020. See Note 11, “Commitment and Contingencies”, for more information on contingent consideration.
Valuation of Stock Warrant Liabilities
The warrant liability at December 31, 2021 is composed of the fair value of warrants to purchase shares of common stock. The private placement warrants assumed upon the Business Combination (the “Sponsor Warrants”) were recorded at the Closing Date fair value based on a Black-Scholes option pricing model that utilizes inputs for: (i) value of the underlying asset, (ii) the exercise price, (iii) the risk-free rate, (iv) the volatility of the underlying asset, (v) the dividend yield of the underlying asset and (vi) maturity. The Black-Scholes option pricing model’s primary unobservable input utilized in determining the fair value of the Sponsor Warrants is the expected volatility of the Class A common stock. Inputs to the Black-Sholes option pricing model for the Sponsor Warrants are updated each reporting period to reflect fair value. The public warrants assumed upon the Business Combination (the “Public Warrants”) were recorded at the Closing Date fair value based on the close price of such warrants. Each subsequent reporting period, the Public Warrants are marked-to-market
based on the
period-end
close price.
The preferred stock warrant liability at December 31, 2020 is composed of the fair value of warrants to purchase shares of Legacy Celularity Series B convertible preferred stock that were issued in 2020 and became exercisable for Class A common stock upon consummation of the Business Combination in accordance with their terms. Warrants were issued by Legacy Celularity to Dragasac Limited (“Dragasac”) in January 2020 for no consideration and were recorded at fair value at the date of issuance (see Note 12). The liability associated with the warrants was recorded at fair value on the dates the warrants were issued and exercisable and was subsequently remeasured to fair value at each reporting date through the Business Combination date. The aggregate fair value of the warrant liability was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.
The Company used a lattice model to value the Legacy Celularity warrants issued as the exercise price was a function of the stock price. In the application of each model, estimates and assumptions impacting the fair value measurement included the fair value per share of the underlying shares of Legacy Celularity’s Series B convertible preferred stock, risk-free interest rate, and exercise date with considerations of the earlier of when the investor was required to exercise and the anticipated exit date. The most significant assumption in the forward contract model impacting the fair value of the preferred stock warrants was the fair value of Legacy Celularity’s convertible preferred stock as of each remeasurement date. The Company determined the fair value per share of the underlying preferred stock by taking into consideration the most recent sales of Legacy Celularity’s convertible preferred stock, results obtained from third-party valuations and additional factors that are deemed relevant.
As of December 31, 2021 and December 31, 2020, the fair value of the warrant liabilities was $25,962 and $76,640, respectively. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the estimated remaining term of the warrants.
The following table provides a roll-forward of the aggregate fair values of the Company’s warrant liabilities for which fair values are determined using Level 3 inputs:

Balance as of December 31, 2019	$—
Fair value of warrants issued in connection with Series B preferred stock sale	17,954
Issuance of warrant at fair value*	11,988
Loss recognized in earnings from change in fair value	46,698

Balance as of December 31, 2020	$76,640

Balance as of December 31, 2020	$76,640
Gain recognized in earnings from change in fair value	(13,482)
Warrant liability assumed at Closing Date (Sponsor Warrants)	34,764
Warrant liability assumed at Closing Date (Public Warrants)	24,438
Reclassification of Legacy Celularity Warrants to equity	(96,398)

Balance as of December 31, 2021	$25,962

*	The warrants issued at fair value were immediately charged to expense see Note 12.
The fair value of the Public Warrants was $12,362 and $24,438 as of December 31, 2021 and July 16, 2021, respectively, based on the publicly stated closing price. The fair value of the Sponsor Warrants was $13,600 and $34,764 as of December 31, 2021 and July 16, 2021, respectively. Significant inputs for the Sponsor Warrants are as follows:

	December 31, 2021	July 16, 2021
Common share price	$5.12	$10.20
Exercise price	$11.50	$11.50
Dividend yield	0%	0%
Term	4.5	5.0
Risk-free interest rate	1.19%	0.79%
Volatility	63.0%	50.0%

The fair value of the warrants issued to Dragasac was $33,435 as of July 16, 2021. On the Closing Date, the Dragasac warrants qualified for equity classification and were reclassified accordingly. Significant inputs for the warrants issued to Dragasac are as follows:

	July 16, 2021	December 31, 2020
Fair value of common stock	$9.66 - 10.20	$4.17 - 6.95
Exercise price a	$6.77	$6.77
Term	3.67	0.33 - 1.33
Volatility	54%	90%
Risk-free interest rate	0.60%	0.09% - 0.10%

(a)
The exercise price is the lower of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon a consummation of a change of control or the closing of a strategic transaction or (ii) the price at which one share of Legacy Celularity common stock is sold to the public in an initial public offering. As amended on March 16, 2020, the warrants are exercisable on the first to occur of (a) March 16, 2025, (b) the consummation of Legacy Celularity’s initial public offering, (c) the consummation of a change of control and (d) the closing of a strategic transaction pursuant to which Legacy Celularity’s stockholders exchange their existing shares of capital stock in Legacy Celularity for shares in a company whose shares are listed on a national stock exchange.

The fair value of the warrants issued in connection with the Legacy Celularity Series B Preferred Stock was $62,963 as of July 16, 2021. On the Closing Date, these warrants qualified for equity classification and were reclassified accordingly. Significant inputs for the warrants issued in connection with the Legacy Celularity Series B Preferred Stock are as follows:

	July 16, 2021	December 31, 2020
Fair value of common stock	$9.66 - 10.20	$4.17 - 6.95
Exercise price b	$7.53	$7.53
Term	3.67	0.33 - 1.33
Volatility	54%	90%
Risk-free interest rate	0.60%	0.09% - 0.10%

(b)
The warrants are exercisable at a price of $7.53 per share on the first to occur of: (a) the
60-month
anniversary of the date of issuance of the warrants, (b) the consummation of an agreement for a public exit event, and (c) the consummation of a change of control.

Valuation of the Convertible Note Receivable
The convertible note receivable was received in connection with the disposition of the UltraMIST/MIST business in 2020. At any time on or after January 1, 2021, at the sole discretion of the Company, amounts outstanding under the convertible note receivable (including accrued interest) may be converted into Sanuwave common stock at a defined rate. The convertible promissory note was to be paid on or before August 6, 2021, however, remains outstanding in full at December 31, 2021. The fair value of this note was determined using Level 3 inputs and is based on a bond valuation which employs a credit default model as of December 31, 2020. As of December 31, 2021, the Company utilized Level 3 inputs on a probability weighted model based on outcomes of a default, repayment and conversion of the note. The measurement is based upon unobservable inputs supported by little or no market activity based on the Company’s own assumptions.
Significant inputs for the convertible note valuation model are as follows:

	December 31, 2021	December 31, 2020
Face value	$4,000	$4,000
Coupon rate	12% - 17%	12%
Stock price	$0.17	$0.19
Term (years)	.7 - 3.19	0.6
Risk-free interest rate	0.29%	0.09%
Volatility	n/a	70%